Annual Operating Expenses {- Franklin VolSmart Allocation VIP Fund} - FTVIP Class 2-66 - Franklin VolSmart Allocation VIP Fund - Class 2	Oct. 01, 2020
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Acquired fund fees and expenses	0.18%	[1]
Total annual Fund operating expenses	1.30%	[1]
Fee waiver and/or expense reimbursement	(0.22%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.08%	[1],[2]

[1]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed to waive or assume certain expenses so that common expenses of the Fund (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.65% until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.